Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (6,888)	$ (3,010)	$ (106,905)	$ (8,551)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,268	1,338	63,397	6,966
Gain on sale of real estate assets			(10,912)	0
Share-based compensation	865	45	1,570	71
Other operating	1,312	350	1,932	729
Loss in debt extinguishment	551	0
Equity in losses (earnings) of unconsolidated real estate entities	(2,670)	(951)	533	(2,113)
Distributions from unconsolidated real estate entities - return on capital	2,235	0	5,429	0
Changes in operating assets and liabilities:
Other assets	(1,170)	401	(862)	(646)
Performance participation allocation	19,934	0	51,761	0
Performance participation allocation payment	(51,761)	0
Accounts payable, accrued expenses and other liabilities	11,518	1,625	(519)	728
Net cash used in operating activities	(14,806)	(202)	5,424	(2,816)
Cash flows from investing activities:
Cash, cash equivalents and restricted cash acquired in connection with the CRII Merger			51,943	0
Acquisition of real estate			0	(53,905)
Acquisition of noncontrolling interest			(1,500)	0
Capital expenditures and development activities	(18,488)	(36)	(84,692)	(210)
Investments in unconsolidated real estate entities	(197)	(2,512)	(23,545)	(22,925)
Proceeds from sale of real estate assets			16,812	0
Distributions from unconsolidated real estate entities—return on capital	38,769	0
Contributions to investments in real-estate related loans	0	(824)	(14,173)	(6,244)
Proceeds from settlement of investments in real-estate related loans			9,332	0
Other investing activities			1,526	0
Net cash provided by (used in) investing activities	20,084	(3,372)	(44,297)	(83,284)
Cash flows from financing activities:
Principal payments on mortgage notes	(404)	0	(642)	0
Proceeds from refinances, net			4,925	0
Borrowings from revolving credit facility	52,800	3,500	8,500	12,000
Repayments on revolving credit facility	(72,800)	(5,000)	(24,000)	(26,500)
Borrowings under mortgage notes and term loans	369,500	0
Repayments of mortgage notes and term loans	(218,693)	0
Deferred financing costs on mortgage notes and term loans	(4,036)	0
Borrowings from construction loans	9,178	0	52,542	0
Repayments of construction loans	(59,660)	0
Proceeds from issuance of Series 2019 Preferred Stock, net of issuance costs	14,162	10,427	70,528	28,548
Redemption of preferred stock	(2,738)	0	(1,421)	0
Offering costs paid on issuance of preferred stock	(1,693)	(1,064)
Repurchase of unsecured promissory notes	(96)	0	(5,092)	0
Proceeds from issuance of common stock, net	33,395	0	829	33,357
Repurchase of common stock/OP Units	(3,394)	0	(5,012)	(269)
Offering costs paid on issuance of common stock	(2,959)	0
Contributions from noncontrolling interests	662	0
Distributions to common stockholders	(4,174)	(1,503)	(9,482)	(4,145)
Distributions to noncontrolling interests—limited partners	(5,460)	0	(10,591)	0
Distributions to noncontrolling interests—partially owned entities	(4,073)	0	(1,454)	0
Net cash provided by financing activities	99,517	6,360	79,630	42,991
Net increase (decrease) in cash and cash equivalents and restricted cash	104,795	2,786	40,757	(43,109)
Cash and cash equivalents and restricted cash, beginning of period	45,390	4,633	4,633	47,742
Cash and cash equivalents and restricted cash, end of period	150,185	7,419	45,390	4,633
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	121,890	7,134	27,169	4,362
Restricted cash	28,295	285	18,221	271
Total cash and cash equivalents and restricted cash	$ 150,185	$ 7,419	45,390	4,633
Supplemental disclosure of cash flow information:
Cash paid for interest			24,659	2,779
Income taxes paid			1,068	0
Fair value of assets acquired and liabilities assumed with the CRII Merger:
Real estate assets			1,291,030	0
Investments in unconsolidated real estate entities			120,775	0
Intangibles			32,122	0
Debt			734,852	0
Preferred stock			143,979	0
Other assets acquired			62,147	0
Other liabilities assumed			40,926	0
Fair value of equity issued to CRII Shareholders in the CRII Merger			4,658	0
Fair value of noncontrolling interests from the CRII Merger			581,659	0
Credit facility entered into in conjunction with acquisition of real estate			0	49,616
CMRI Merger
Fair value of assets acquired and liabilities assumed with the CRII Merger:
Settlement of promote upon closing of the CMRI Merger			5,585	0
Settlement of CMRI promissory notes and interest with CROP			1,545	0
Net liabilities assumed			2,223	0
CMRII Merger
Fair value of assets acquired and liabilities assumed with the CRII Merger:
Settlement of promote upon closing of the CMRI Merger			2,424	0
Settlement of CMRI promissory notes and interest with CROP			2,475	0
Net liabilities assumed			$ 1,477	$ 0